Segments	6 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments
Segments

Historically, the Company had one operating segment. However, in connection with the sale of the Viggle rewards business (discontinued operations) to Perk in February 2016, which represented a significant portion of the Company's assets and revenues, the Company's remaining operations were divided into three operating segments. These segments offer different products and services and are currently presented separately in internal management reports, and managed separately.

•	Wetpaint: a media channel reporting original news stories and publishing information content covering top television shows, music, celebrities, entertainment news and fashion.

•	Choose Digital: a business-to-business platform for delivering digital content.

•	DDGG: a business-to-business operator of daily fantasy sports.

The accounting policies followed by the segments are described in Note 3, Summary of Significant Accounting Policies. The operating segments of the Company include the assets, liabilities, revenues and expenses that management has determined are specifically or primarily identifiable to each segment, as well as direct and indirect costs that are attributable to the operations of each segment. Direct costs are the operational costs that are administered by the Company following the shared services concept. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Company, which include, but are not limited to, finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance and other professional services and general commercial support functions.
Central support costs have been allocated to each operating segment based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method (primarily based on net sales or direct payroll costs), depending on the nature of the services received. Management considers that such allocations have been made on a reasonable basis, but may not necessarily be indicative of the costs that would have been incurred if the operating segments had been operated on a stand-alone basis for the periods presented.
Information regarding the results of each reportable segment is included below. Performance is measured based on unit profit after tax, as included in the internal management reports that are reviewed by the chief operating decision maker, who is the Company's Chief Executive Officer. Business unit profit is used to measure performance as management believes that such information is the most relevant in evaluating the success of each business and determining the going forward strategy for the Company as a whole.
Information about reportable segments (amounts in thousands):

	Three Months Ended December 31,
	Wetpaint		Choose Digital		DDGG		Total
	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	$834	$530	$—	$217	$256	$243	$1,090	$990
Inter-segment revenues (1)	—	—		668	—	—	—	668

Net loss, net of income taxes (2)	(1,585)	(28,478)	(47)	(3,645)	(715)	(1,533)	(2,347)	(33,656)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

	Six Months Ended December 31,
	Wetpaint		Choose Digital		DDGG		Total
	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	$1,206	$1,046	$58	$415	$361	$326	$1,625	$1,787
Inter-segment revenues (1)	—	—	—	1,219	—	—	—	1,219

Net loss, net of income taxes (2)	(3,662)	(30,338)	(448)	(4,120)	(1,467)	(1,507)	(5,577)	(35,965)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

Reconciliation of revenues attributable to reportable segments to consolidated revenues from continuing operations (amounts in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Revenues attributable to reportable segments	$1,090	$990	$1,625	$1,787
Licensing revenues related to SFX licensing agreement	125	125	250	250
Other revenues	—	667	—	1,218
Revenues per Consolidated Statements of Operations	$1,215	$1,782	$1,875	$3,255

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes (amounts in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Net loss for reportable segments, net of income taxes	$(2,347)	$(33,656)	$(5,577)	$(35,965)
Other net gain (loss)	2,184	(88)	(429)	(297)
	(163)	(33,744)	(6,006)	(36,262)

Stock compensation related to corporate financing activities (1)	(137)	(4,250)	(161)	(8,500)
Corporate expenses allocated to discontinued operations (2)	—	(650)	—	(1,791)
Interest expense (3)	(2,471)	(926)	(4,121)	(1,783)
Consolidated net loss from continuing operations, net of income taxes	$(2,771)	$(39,570)	$(10,288)	$(48,336)

Notes:
(1) Stock compensation expense related to RSUs, options and warrants issues in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.

Total assets for reportable segments (amounts in thousands):

	December 31, 2016	June 30, 2016
Wetpaint	$21,234	$8,495
Choose Digital	5,226	5,416
DDGG	3,713	3,740
Total assets for reportable segments	$30,173	$17,651

Reconciliation of assets attributable to reportable segments to consolidated assets of continuing operations (amounts in thousands):

	December 31, 2016	June 30, 2016
Total assets for reportable segments	$30,173	$17,104
Other assets (1)	1,614	5,896
Total consolidated assets, net of current and non-current assets of discontinued operations	$31,787	$23,000

Notes:
(1) Corporate assets that are not specifically related to any of the reporting units.

The Company continues to support the cash needs and operations of DDGG. As of December 31, 2016 the Company has transferred $1,096,000 to the DDGG subsidiary. A portion of these transfers, or $500,000, was funded as part of the purchase price commitment. The remaining transfers are part of the subscription agreement entered into with DDGG on May 12, 2016.

On July 12, 2016, to enhance the Company's digital publishing business, the Company acquired assets of Rant. Rant is a leading digital publisher that publishes original content in 13 different verticals, most notably in sports, entertainment, pets, cars, and food. Rant results of operations are included in the Company's digital publishing segment, Wetpaint.